ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
ORGANIZATION
ORGANIZATION

NOTE 1       ORGANIZATION

TC PipeLines, LP and its subsidiaries are collectively referred to herein as the Partnership. The Partnership was formed by TransCanada PipeLines Limited, a wholly-owned subsidiary of TransCanada Corporation (TransCanada Corporation together with its subsidiaries collectively referred to herein as TransCanada), to acquire, own and participate in the management of energy infrastructure assets in North America.

The Partnership owns its pipeline assets through three intermediate limited partnerships (ILPs), TC GL Intermediate Limited Partnership, TC PipeLines Intermediate Limited Partnership and TC Tuscarora Intermediate Limited Partnership.

NOTE 1 ORGANIZATION

TC PipeLines, LP and its subsidiaries are collectively referred to herein as the Partnership. The Partnership was formed by TransCanada PipeLines Limited, a wholly-owned subsidiary of TransCanada Corporation (TransCanada Corporation together with its subsidiaries collectively referred to herein as TransCanada), to acquire, own and participate in the management of energy infrastructure assets in North America.

The Partnership owns interests in the following natural gas pipeline systems through three intermediate limited partnerships (ILPs), TC GL Intermediate Limited Partnership, TC PipeLines Intermediate Limited Partnership and TC Tuscarora Intermediate Limited Partnership:

Pipeline	Length	Description	Ownership
Gas Transmission Northwest LLC (GTN)	1,377 miles

Extends between an interconnection near Kingsgate, British Columbia, Canada at the Canadian border to a point near Malin, Oregon at the California border and delivers natural gas to the Pacific Northwest and to California.

100 percent
Bison Pipeline LLC (Bison)	303 miles	Extends from a location near Gillette, Wyoming to Northern Border’s pipeline system in North Dakota. Bison can transport natural gas from the Powder River Basin to Midwest markets.	100 percent
North Baja Pipeline, LLC (North Baja)	86 miles

Extends between an interconnection with the El Paso Natural Gas Company pipeline near Ehrenberg, Arizona and an interconnection with a natural gas pipeline near Ogilby, California on the Mexican border transporting natural gas in the southwest. North Baja is a bi-directional pipeline.

100 percent
Tuscarora Gas Transmission Company (Tuscarora)	305 miles	Extends between the GTN pipeline near Malin, Oregon to its terminus near Reno, Nevada and delivers natural gas in northeastern California and northwestern Nevada.	100 percent
Northern Border Pipeline Company (Northern Border)	1,412 miles

Extends between the Canadian border near Port of Morgan, Montana to a terminus near North Hayden, Indiana, south of Chicago. Northern Border is capable of receiving natural gas from Canada, the Williston Basin and Rocky Mountain area for deliveries to the Midwest. ONEOK Partners, L.P. owns the remaining 50 percent of Northern Border.

50 percent
Portland Natural Gas Transmission System (PNGTS)	295 miles

Connects with the TransQuebec and Maritimes Pipeline (TQM) at the Canadian border to deliver natural gas to customers in the U.S. northeast. Northern New England Investment Company, Inc. owns the remaining 38.29 percent of PNGTS.

61.71 percent (a)
Great Lakes Gas Transmission Limited Partnership (Great Lakes)	2,115 miles

Connects with the TransCanada Mainline at the Canadian border near Emerson, Manitoba, Canada and St. Clair, Michigan, near Detroit. Great Lakes is a bi-directional pipeline that can receive and deliver natural gas at multiple points along its system. TransCanada owns the remaining 53.55 percent of Great Lakes.

46.45 percent
Iroquois Gas Transmission System, L.P (Iroquois)	416 miles

Extends from the TransCanada Mainline system near Waddington, New York to deliver natural gas to customers in the U.S. northeast. The remaining 50.66 percent is owned by TransCanada (0.66 percent), Dominion Midstream (25.93 percent) and Dominion Resources (24.07 percent).

49.34 percent (b)

(a)	On June 1, 2017, the Partnership acquired an additional 11.81 percent from TransCanada resulting in 61.71 percent ownership in PNGTS. (Refer to Note 24-Subsequent Events).
(b)	Effective June 1, 2017 (Refer to Note 24-Subsequent Events).

The Partnership is managed by its General Partner, TC PipeLines GP, Inc. (General Partner), an indirect wholly-owned subsidiary of TransCanada. The General Partner provides management and operating services to the Partnership and is reimbursed for its costs and expenses. The General Partner owns 5,797,106 of our common units, 100 percent of our IDRs and an effective two percent general partner interest in the Partnership at December 31, 2016. TransCanada also indirectly holds an additional 11,287,725 common units, for total ownership of 25.3 percent of our outstanding common units and 100 percent of our Class B units at December 31, 2016 (Refer to Note 6).